ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries (Details)	12 Months Ended
Feb. 29, 2020
TAL Hong Kong
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
TAL Beijing
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Huanqui Zhikang
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Yidu Huida
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Beijing Xintang Sichuang
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Zhixuesi Beijing
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Pengxin TAL
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Firstleap
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Firstleap Hong Kong
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Lebai Information
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Yizhen Xuesi
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%